Segmented information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total segment revenues	$ 621,153	$ 1,086,268	$ 941,263
Less: equity investees' revenue	(517,849)	(955,699)	(777,231)
Total consolidated revenues	103,304	130,569	164,032
Total segment operating loss	(30,689)	(9,685)	(112,937)
Less: equity investees’ operating income	(54,795)	(100,057)	(38,035)
Net consolidated operating income (loss) excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange loss (gain), bank charges and other:	(85,484)	(109,742)	(150,972)
Depreciation and amortization	13,654	18,666	16,288
Provision for inventory purchase commitments	0	4,106	0
Losses on impairments, write-downs, disposals and depreciation	36,376	52,376	57,811
Net consolidated operating loss excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange (gain) loss, bank charges and other:	(121,860)	(162,118)	(208,783)
Foreign exchange (gain) loss, bank charges and other	(11,223)	(2,730)	(14,573)
Loss from operations	(110,637)	(159,388)	(194,210)
Interest on long-term debt and other income (expenses), net	(5,337)	(5,032)	(3,771)
Income from investments accounted for by the equity method	18,317	14,222	13,444
Loss before income taxes	(97,657)	(150,198)	(184,537)
Westport Operations [Member]
Segment Reporting Information [Line Items]
Total segment revenues	100,108	126,988	151,615
Total segment operating loss	(15,230)	(22,379)	(67,426)
Depreciation and amortization	6,625	13,573	11,474
Provision for inventory purchase commitments	0	4,106	0
Losses on impairments, write-downs, disposals and depreciation	22,722	26,146	9,959
Corporate And Technology Investments [Member]
Segment Reporting Information [Line Items]
Total segment revenues	3,196	3,581	12,417
Total segment operating loss	(70,254)	(87,363)	(83,546)
Depreciation and amortization	7,029	5,093	4,814
Losses on impairments, write-downs, disposals and depreciation	0	3,458	31,564
Cummins Westport, Inc. [Member]
Segment Reporting Information [Line Items]
Total segment revenues	331,882	337,234	310,651
Total segment operating loss	51,011	21,555	23,539
Weichai Westport Inc [Member]
Segment Reporting Information [Line Items]
Total segment revenues	185,967	618,465	466,580
Total segment operating loss	$ 3,784	$ 78,502	$ 14,496